Condensed Balance Sheet	Dec. 31, 2019 USD ($)
Cash and Cash Equivalents, at Carrying Value	$ 1,005,831
Prepaid expenses	65,714
Total Current Assets	1,071,545
Security deposit	38,000
Marketable securities held in Trust Account	304,283,025
Total Assets	305,392,570
Current liabilities - Accrued expenses	19,781
Total Current Liabilities	19,781
Deferred underwriting fees payable	11,280,000
Total Liabilities	11,299,781
Commitments (Note 7)
Ordinary shares subject to possible redemption, 28,449,516 and 28,502,357 shares at redemption value as of March 31, 2020 and December 31, 2019, respectively	289,092,780
Preference shares, $0.0001 par value; 2,000,000 shares authorized, none issued and outstanding
Additional paid in capital	1,066,965
Retained earnings	3,932,144
Total Shareholders' Equity	5,000,009
Total Liabilities and Shareholders' Equity	305,392,570
Class A ordinary shares
Ordinary shares, value	150
Total Shareholders' Equity	150
Class B ordinary shares
Ordinary shares, value	750
Total Shareholders' Equity	$ 750